Indebtedness (Tables)	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Indebtedness
	2011	2010	2009
Short-term borrowings from commercial banks (a)	$607,427,103	$372,055,279	$286,864,063
Long-term debt by contracts (b):
Shanghai USD syndicate loan	$—	$—	$127,840,000
Shanghai USD & RMB loan	—	110,270,925	99,309,612
Beijing USD syndicate loan	180,084,000	290,062,000	300,060,000
EUR loan	8,270,540	25,422,024	50,227,567
Tianjin USD syndicate loan	—	86,300,000	179,000,000
Beijing USD & RMB loan	48,837,901	—	—
Shanghai USD loan	26,523,000	—	—
Total long-term debt	$263,715,441	$512,054,949	$756,437,179
Long-term debt by repayment schedule:
Within one year	$191,354,539	$333,458,941	$205,784,080
More than one year, but not exceeding
two years	72,360,902	178,596,008	334,995,270
More than two years, but not exceeding
five years	—	—	215,657,829
Total	$263,715,441	$512,054,949	$756,437,179
Less: current maturities of long-term debt	$191,354,539	333,458,941	205,784,080
Non-current maturities of long-term debt	$72,360,902	$178,596,008	$550,653,099

Details of Long-term Debts
	Shanghai
	USD	Shanghai		Beijing USD	Beijing		Tianjin USD
	Syndicate	USD & RMB	Shanghai	Syndicate	USD &		Syndicate
	Loan	Loan	USD Loan	Loan	RMB Loan	EUR Loan	Loan
Balance at January 1, 2009	266,050,000	—		300,060,000		72,037,070	259,000,000
Drawn down	—	99,309,612		—			—
Repayment	138,210,000	—		—		21,809,503	80,000,000
Balance at December 31, 2009	127,840,000	99,309,612		300,060,000		50,227,567	179,000,000
Drawn down	—	10,961,313		—			—
Repayment	127,840,000	—		9,998,000		24,805,543	92,700,000
Balance at December 31, 2010	—	110,270,925	—	290,062,000		25,422,024	86,300,000
Drawn down	—	—	26,523,000	—	48,837,901	—	—
Repayment	—	110,270,925		109,978,000		17,151,484	86,300,000
Balance at December 31, 2011	—	—	26,523,000	180,084,000	48,837,901	8,270,540	—